Material Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Material Commitments [Abstract]
Schedule of Future Minimum Annual Operating Lease Payments

Minimum annual operating lease payments as of December 31, 2013 are approximately as follows:

Year ending December 31,	in thousands
2014	$7,058
2015	8,402
2016	7,534
2017	5,427
2018	5,456
Thereafter	30,970
$64,847